TAX SITUATION, Income Tax Expense (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
Current tax expense	S/ 2,256,218	S/ 1,964,539	S/ 1,997,438
Deferred [Abstract]
Deferred tax expense	(54,943)	(76,088)	113,063
Total	2,201,275	1,888,451	2,110,501
In Peru [Member]
Current [Abstract]
Current tax expense	1,966,524	1,669,370	1,799,467
Deferred [Abstract]
Deferred tax expense	(23,182)	(28,734)	37,447
In Other Countries [Member]
Current [Abstract]
Current tax expense	289,694	295,169	197,971
Deferred [Abstract]
Deferred tax expense	S/ (31,761)	S/ (47,354)	S/ 75,616